Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating lease commitments
Rental expenses	$ 28,223,879	$ 23,033,850	$ 24,418,965
Future minimum lease payments under non-cancelable operating lease agreements
2015	23,164,631
2016	19,986,357
2017	13,792,164
2018	7,556,084
2019	4,646,363
Then thereafter	30,277,284
Total	$ 99,422,883
Minimum
Operating lease commitments
Remaining lease terms	6 months
Maximum
Operating lease commitments
Remaining lease terms	240 months